GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

12.    GOODWILL

The goodwill of RMB165,171 and RMB210,443 (US$30,229) as of December 31, 2018 and 2019 represented the goodwill of RMB165,171 generated from the acquisition of GFMH, CMCC, SJYH and BPMC by the Group in 2018, and the goodwill of RMB45,272 generated from the acquisition of Tianjin Jiatai Group by the Group in 2019 (Note 4).

The changes in the carrying amount of goodwill are as follow:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Balance as of January 1	—	—	165,171	23,725
Addition	—	165,171	45,272	6,504
Impairment	—	—	—	—
Balance as of December 31	—	165,171	210,443	30,229

No impairment was recognized for the years ended December 31, 2017, 2018 and 2019.